Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Unearned Revenue	$ 59,767	$ 57,697
Less current portion	(25,227)	(23,830)
Non-current portion	34,540	33,867
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	16,906	19,173
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 42,861	$ 38,524